Interest income and expense	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Interest income and expense
16.	Interest income and expense

	For the three months ended
	January 31, 2023				October 31, 2022				January 31, 2022
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$11,897		$8,545		$10,058		$6,454		$6,150		$2,069
Measured at FVOCI (1)	813		–		645		–		181		–
	12,710		8,545		10,703		6,454		6,331		2,069
Other	446	(2)	42	(3)	415	(2)	42	(3)	132	(2)	50	(3)
Total	$13,156		$8,587		$11,118		$6,496		$6,463		$2,119
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	Includes interest on lease liabilities for the three months ended January 31, 2023 of $ 26 (October 31, 2022 – $ 27 ; January 31, 2022 – $ 27 ).